Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Oct. 20, 2017	Jun. 30, 2012
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001		$ 0.00001	$ 0.00001
Ordinary stock, authorized				4,266,159,600
Ordinary stock, shares issued	1,550,071,169
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	964,071,169	874,071,169
Ordinary Stock, shares outstanding	943,436,904	827,770,169
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	586,000,000	659,000,000
Ordinary Stock, shares outstanding	586,000,000	659,000,000
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock,shares	20,634,265	46,301,000
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	964,071,169	874,071,169
Ordinary Stock, shares outstanding	943,436,904	827,770,169
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	586,000,000	659,000,000
Ordinary Stock, shares outstanding	586,000,000	659,000,000